OPERATING REVENUE - Assets and liabilities arising from contracts with customers (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contract balances
Receivables (billed)	$ 537	$ 468
Receivables (unbilled)	46	40
Contract liabilities	(137)	(157)
Capitalized costs
Customer acquisition costs	$ 87	$ 98